Minimum Committed Revenue - Committed Time Charter Revenues (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Leases [Abstract]
2021	$ 95,136
2022	19,202
2023	14,600
2024	14,640
2025	9,130
Thereafter	0
Total	$ 152,708